Inventories - Schedule of Inventory Net (Details) (10K) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventories - Schedule Of Inventory Net Details 10k
Finished goods of non-contact thermometers	$ 58,000	$ 15,000
Materials inventory	534,000	966,000
Mobile vehicle inventory	66,000	787,000
Net inventory	$ 658,000	$ 1,768,000